SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (11,248)	$ (12,319)	$ (9,720)	$ (12,664)
(Increase) decrease to allowance for the period	(2,682)	506	(4,323)	557
Write-off of credit losses	569	14	682	308
Allowance for credit losses at end of period	$ (13,361)	$ (11,799)	$ (13,361)	$ (11,799)